Changes in the Group structure - Main acquisitions and divestments (Details) € in Millions, $ in Millions		1 Months Ended			4 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Nov. 30, 2017	Sep. 30, 2017 EUR (€)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Main acquisitions and divestments
Amount paid for acquisition of interest						$ 1,368	$ 180	$ 513
Amount of sale						$ 2,909	$ 270	$ 2,508
Atotech
Main acquisitions and divestments
Amount of sale	$ 3,200
Tellurian Investments Inc
Main acquisitions and divestments
Interest acquired (as a percent)				23.00%
Amount paid for acquisition of interest				$ 207
Total Eren Holding SA
Main acquisitions and divestments
Interest acquired (as a percent)			23.00%
Subscription to capital increase for acquisition of indirect stake | €			€ 238
Amount paid for acquisition of interest | €					€ 119
Gina Krog field in Norway
Main acquisitions and divestments
Remaining interest sold (as a percent)		15.00%				15.00%